Cash, Cash Equivalents and Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents:
Cash	$ 53,512,000	$ 13,332,000
Cash equivalents:
Bank time deposits	229,950,000	233,104,000
Total cash and cash equivalents	283,462,000	246,436,000	2,906,000	13,688,000
Short-term investments:
Bank time deposits	166,414,000	252,342,000
Total cash, cash equivalents and short-term investments	449,876,000	498,778,000
Interest income	$ 8,300,000	$ 3,800,000